PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 7) (USD $)	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
U.S. plans
Pension plans with projected benefit obligations in excess of plan assets
Projected benefit obligation in excess of plan assets	$ 1,450,000,000	$ 1,250,000,000
Fair value of plan assets in excess of plan assets	997,300,000	953,700,000
Pension plans with accumulated benefit obligations in excess of plan assets
Accumulated benefit obligations	1,430,000,000	1,220,000,000
Fair value of plan assets	997,300,000	938,600,000
U.S..
Funded status of the plans
Other accrued liabilities	(4,100,000)	(3,600,000)
Long-term retirement benefits and other liabilities	(310,800,000)	(182,700,000)
Plan assets less than benefit obligations	(314,900,000)	(186,300,000)
Weighted-average assumptions used to determine year-end benefit obligations
Discount rate (as a percent)	4.00%	4.85%	4.00%
Int'l
Funded status of the plans
Other assets	20,000,000	35,400,000
Other accrued liabilities	(2,500,000)	(2,700,000)
Long-term retirement benefits and other liabilities	(136,500,000)	(108,900,000)
Plan assets less than benefit obligations	(119,000,000)	(76,200,000)
Weighted-average assumptions used to determine year-end benefit obligations
Discount rate (as a percent)	2.54%	3.88%	3.94%
Compensation Rate Increase	2.22%	2.24%	2.24%
U.S. Postretirement Health Benefits
Funded status of the plans
Other accrued liabilities	(1,600,000)	(2,200,000)
Long-term retirement benefits and other liabilities	(6,400,000)	(6,900,000)
Plan assets less than benefit obligations	$ (8,000,000)	$ (9,100,000)
Weighted-average assumptions used to determine year-end benefit obligations
Discount rate (as a percent)	3.50%	3.45%	2.85%